Organization - Schedule of Assumptions Used in Valuing the Warrants (Details)	Feb. 29, 2024
Risk-free interest rate [Member]
Schedule of Assumptions Used in Valuing the Warrants [Line Items]
Warrants measurement inputs	4.26
Remaining expected term (in years) [Member]
Schedule of Assumptions Used in Valuing the Warrants [Line Items]
Warrants measurement inputs	5
Expected volatility [Member]
Schedule of Assumptions Used in Valuing the Warrants [Line Items]
Warrants measurement inputs	27.51
Stock price on valuation date [Member]
Schedule of Assumptions Used in Valuing the Warrants [Line Items]
Warrants measurement inputs	6.03
Exercise price [Member]
Schedule of Assumptions Used in Valuing the Warrants [Line Items]
Warrants measurement inputs	11.5
Expected dividend rate [Member]
Schedule of Assumptions Used in Valuing the Warrants [Line Items]
Warrants measurement inputs